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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08748

Wanger Advisors Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Ryan C. Larrenaga

c/o Columbia Management

Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Alan Berkshire

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-634-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Wanger USA, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 17.9%
Auto Components 4.1%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	92,058	11,045,119
Dorman Products, Inc.(a) Automotive products and home hardware	114,377	8,797,879
LCI Industries Recreational vehicles and equipment	86,835	7,189,938
Visteon Corp.(a) Automotive systems, modules and components	37,600	3,493,040
Total		30,525,976
Distributors 0.7%
Pool Corp. Swimming pool supplies, equipment and leisure products	31,795	5,305,949
Diversified Consumer Services 2.3%
Adtalem Global Education, Inc.(a) Higher education institutions	213,522	10,291,761
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	54,923	6,472,126
Total		16,763,887
Hotels, Restaurants & Leisure 7.1%
Churchill Downs, Inc. Horse racing company, home of the Kentucky Derby	20,187	5,605,930
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	192,433	12,742,913
Extended Stay America, Inc. Hotels and motels	538,766	10,899,236
Red Rock Resorts, Inc., Class A Casino & entertainment properties	299,236	7,974,640
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	177,192	12,277,634
Wingstop, Inc. Cooked-to-order chicken wings	55,549	3,792,330
Total		53,292,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.7%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	34,885	8,825,905
iRobot Corp.(a),(b) Manufactures robots for cleaning	36,824	4,047,694
Total		12,873,599
Leisure Products 2.0%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	87,634	5,873,231
MCBC Holdings, Inc.(a) Sport boats	245,937	8,824,219
Total		14,697,450
Total Consumer Discretionary		133,459,544
Consumer Staples 4.5%
Beverages 0.8%
MGP Ingredients, Inc. Distillery ingredients and products	77,105	6,089,753
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	175,857	4,709,450
Household Products 1.8%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	257,414	9,277,201
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	25,533	4,394,229
Total		13,671,430
Personal Products 1.2%
Inter Parfums, Inc. Fragrances and related products	138,787	8,944,822
Total Consumer Staples		33,415,455
Energy 1.3%
Energy Equipment & Services 0.6%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	41,242	4,777,061
Wanger USA | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Wanger USA, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.7%
PDC Energy, Inc.(a) Petroleum products	106,935	5,235,537
Total Energy		10,012,598
Financials 13.5%
Banks 5.4%
First Busey Corp. Multi-bank holding company	302,547	9,394,084
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	104,792	5,800,237
Lakeland Financial Corp. Bank holding company	181,805	8,450,297
OFG Bancorp Holding company for Oriental Bank	337,000	5,442,550
Sandy Spring Bancorp, Inc. Holding company for Sandy Spring Bank	159,158	6,256,501
Trico Bancshares Holding company for Tri Counties Bank	130,744	5,049,333
Total		40,393,002
Capital Markets 3.9%
Ares Management LP Asset management firm	331,578	7,692,610
Hamilton Lane, Inc., Class A Private market investment solutions	79,712	3,529,648
Houlihan Lokey, Inc. Investment bank	251,553	11,302,276
OM Asset Management Plc Asset management company	527,935	6,546,394
Total		29,070,928
Consumer Finance 1.7%
FirstCash, Inc. Owns and operates pawn stores	105,214	8,627,548
PRA Group, Inc.(a) Provides outsourced receivables management	102,382	3,685,752
Total		12,313,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.5%
Merchants Bancorp Bank holding company	195,528	4,970,322
OceanFirst Financial Corp. New Jersey banks	235,173	6,401,409
Walker & Dunlop, Inc. Commercial real estate financial services	142,005	7,509,224
Total		18,880,955
Total Financials		100,658,185
Health Care 25.5%
Biotechnology 8.2%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	53,762	4,146,125
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	519,720	6,283,415
Enanta Pharmaceuticals, Inc.(a) Pharmaceutical products	46,931	4,010,723
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	68,294	4,795,605
Kiniksa Pharmaceuticals Ltd., Class A(a) Clinical-stage biopharmaceutical company	202,126	5,154,213
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	39,223	10,766,321
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	20,456	3,494,499
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	320,269	6,866,567
Repligen Corp.(a) Supplier to Biopharma Industry	174,686	9,688,086
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	81,144	6,194,533
Total		61,400,087

2	Wanger USA | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger USA, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.9%
Atrion Corp. Medical products and components	11,479	7,975,609
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	264,737	9,755,558
Cutera, Inc.(a) Aesthetic laser systems	107,000	3,482,850
iRhythm Technologies, Inc.(a) Medical instruments	57,353	5,429,035
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	81,216	10,114,641
Orthofix Medical, Inc.(a) Spine fixation, biological, and other orthopedic and spine solutions	83,302	4,815,689
Sientra, Inc.(a) Plastic surgery implantable devices	185,824	4,437,477
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	151,038	10,731,250
Tandem Diabetes Care, Inc.(a) Produces medical devices	133,181	5,705,474
Varex Imaging Corp.(a) X-ray imaging components	152,059	4,358,011
Total		66,805,594
Health Care Providers & Services 6.5%
Amedisys, Inc.(a) Provider of alternate-site health care services	76,771	9,593,304
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	195,050	10,669,235
Chemed Corp. Hospice and palliative care services	31,720	10,137,077
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	126,834	11,974,398
Tivity Health, Inc.(a) Health fitness solutions	183,500	5,899,525
Total		48,273,539
Pharmaceuticals 1.9%
Optinose, Inc.(a),(b) Health care services	496,649	6,173,347
Reata Pharmaceuticals, Inc., Class A(a) Biopharmaceutical company	94,593	7,733,924
Total		13,907,271
Total Health Care		190,386,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.2%
Commercial Services & Supplies 2.5%
Brink’s Co. (The) Provides security services globally	61,967	4,322,198
Healthcare Services Group, Inc.(b) Housekeeping, laundry, linen, facility maintenance, and food services	129,127	5,245,139
Unifirst Corp. Workplace uniforms and protective clothing	53,524	9,294,443
Total		18,861,780
Machinery 2.2%
ITT, Inc. Engineered components & customized technology solutions	107,000	6,554,820
Toro Co. (The) Turf equipment	60,803	3,646,356
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	71,150	5,753,189
Total		15,954,365
Professional Services 1.8%
Exponent, Inc. Science and engineering consulting firm	114,653	6,145,401
ICF International, Inc. Management, technology, policy consulting, and implementation services	99,693	7,521,837
Total		13,667,238
Road & Rail 1.0%
Saia, Inc.(a) Trucking transportation	99,209	7,584,528
Trading Companies & Distributors 0.7%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	68,284	5,144,516
Total Industrials		61,212,427
Information Technology 18.3%
Electronic Equipment, Instruments & Components 3.4%
ePlus, Inc.(a) Provides IT hardware, software and services	121,823	11,292,992
II-VI, Inc.(a) Optical and optoelectronic devices	205,196	9,705,771
Novanta, Inc.(a) Precision photonics and motion control components and subsystems	58,000	3,967,200
Total		24,965,963

Wanger USA | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Wanger USA, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 5.0%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	135,302	7,740,628
Apptio, Inc., Class A(a) Cloud-based business management solutions	98,242	3,631,024
j2 Global, Inc. Cloud-based communications and storage messaging services	70,600	5,849,210
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	194,631	8,151,146
MINDBODY, Inc., Class A(a) Business management software	185,383	7,535,819
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	75,740	4,586,057
Total		37,493,884
IT Services 1.7%
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	92,223	4,556,739
Endava PLC, ADR(a) IT services	150,594	4,359,696
Science Applications International Corp. Scientific, Engineering and technology consulting services	48,000	3,868,800
Total		12,785,235
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	106,459	5,498,607
Inphi Corp.(a) Analog semiconductor solutions	153,434	5,827,423
Monolithic Power Systems, Inc. Power management solutions	42,725	5,363,269
Semtech Corp.(a) Analog and mixed-signal semiconductors	92,204	5,126,543
Total		21,815,842
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.3%
Blackline, Inc.(a) Develops and markets enterprise software	67,993	3,839,565
CyberArk Software Ltd.(a) IT security solutions	130,010	10,379,998
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	107,900	5,891,340
Qualys, Inc.(a) Information technology security risk and compliance management solutions	117,896	10,504,534
Zscaler, Inc.(a) Cloud-based internet security platform	90,570	3,693,445
Zuora, Inc., Class A(a),(b) Develops cloud based software	242,222	5,597,750
Total		39,906,632
Total Information Technology		136,967,556
Materials 3.9%
Chemicals 3.9%
Orion Engineered Carbons SA Global supplier of Carbon Black	376,724	12,092,841
PolyOne Corp. International polymer services company	129,600	5,666,112
Quaker Chemical Corp. Custom-formulated chemical specialty products	55,867	11,296,866
Total		29,055,819
Total Materials		29,055,819
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 3.0%
CoreCivic, Inc. Detention and corrections services	280,518	6,825,003
Coresite Realty Corp. Develops, owns & operates data centers	68,825	7,649,210
UMH Properties, Inc. Real estate investment trust	495,791	7,754,171
Total		22,228,384
Real Estate Management & Development 0.6%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	59,294	4,598,250
Total Real Estate		26,826,634

4	Wanger USA | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger USA, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.7%
Wireless Telecommunication Services 0.7%
Boingo Wireless, Inc.(a) Mobile internet services	152,052	5,306,615
Total Telecommunication Services		5,306,615
Total Common Stocks (Cost: $540,695,573)		727,301,324

Limited Partnerships 1.3%

Consumer Discretionary 1.3%
Hotels, Restaurants & Leisure 1.3%
Cedar Fair LP Owns and operates amusement parks	183,100	9,535,848
Total Consumer Discretionary		9,535,848
Total Limited Partnerships (Cost: $10,382,390)		9,535,848

Securities Lending Collateral 1.6%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.950%(c),(d)	12,363,695	12,363,695
Total Securities Lending Collateral (Cost: $12,363,695)		12,363,695

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 2.112%(c),(e)	9,920,382	9,919,390
Total Money Market Funds (Cost: $9,919,390)		9,919,390
Total Investments in Securities (Cost $573,361,048)		759,120,257
Obligation to Return Collateral for Securities Loaned		(12,363,695)
Other Assets & Liabilities, Net		290,573
Net Assets		$747,047,135

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $12,038,032.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	81,988,157	(72,067,775)	9,920,382	—	—	49,639	9,919,390
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Wanger USA | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Wanger USA, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	133,459,544	—	—	—	133,459,544
Consumer Staples	33,415,455	—	—	—	33,415,455
Energy	10,012,598	—	—	—	10,012,598
Financials	100,658,185	—	—	—	100,658,185
Health Care	190,386,491	—	—	—	190,386,491
Industrials	61,212,427	—	—	—	61,212,427
Information Technology	136,967,556	—	—	—	136,967,556
Materials	29,055,819	—	—	—	29,055,819
Real Estate	26,826,634	—	—	—	26,826,634
Telecommunication Services	5,306,615	—	—	—	5,306,615
Total Common Stocks	727,301,324	—	—	—	727,301,324
Limited Partnerships
Consumer Discretionary	9,535,848	—	—	—	9,535,848
Securities Lending Collateral	12,363,695	—	—	—	12,363,695
Money Market Funds	—	—	—	9,919,390	9,919,390
Total Investments in Securities	749,200,867	—	—	9,919,390	759,120,257
There were no transfers of financial assets between levels during the period.
6	Wanger USA | Quarterly Report 2018

Portfolio of Investments
Wanger Select, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Consumer Discretionary 18.6%
Auto Components 4.1%
LCI Industries Recreational vehicles and equipment	70,573	5,843,444
Distributors 3.9%
LKQ Corp.(a) Automotive products and services	174,337	5,521,253
Hotels, Restaurants & Leisure 4.3%
Vail Resorts, Inc. Operates resorts globally	22,637	6,212,046
Household Durables 6.3%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	26,823	6,786,219
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	870	2,149,596
Total		8,935,815
Total Consumer Discretionary		26,512,558
Financials 15.5%
Banks 4.3%
SVB Financial Group(a) Holding company for Silicon Valley Bank	19,879	6,178,990
Capital Markets 8.6%
Ares Management LP Asset management firm	136,564	3,168,285
Eaton Vance Corp. Creates, markets, and manages mutual funds	100,970	5,306,983
Lazard Ltd., Class A Corporate Advisory & Asset Management	79,088	3,806,505
Total		12,281,773
Consumer Finance 2.6%
FirstCash, Inc. Owns and operates pawn stores	44,750	3,669,500
Total Financials		22,130,263
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.1%
Biotechnology 1.9%
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	9,813	756,779
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	25,012	1,909,416
Total		2,666,195
Health Care Equipment & Supplies 6.8%
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	37,456	1,579,894
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	64,935	8,087,005
Total		9,666,899
Health Care Providers & Services 4.4%
Encompass Health Corp. Inpatient rehabilitative healthcare services	81,508	6,353,548
Total Health Care		18,686,642
Industrials 14.7%
Machinery 6.7%
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	32,489	4,512,722
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	70,070	4,991,787
Total		9,504,509
Road & Rail 4.8%
JB Hunt Transport Services, Inc. Logistics services	57,714	6,864,503
Trading Companies & Distributors 3.2%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	60,995	4,595,364
Total Industrials		20,964,376
Wanger Select | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Wanger Select, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 25.0%
Electronic Equipment, Instruments & Components 7.1%
CDW Corp. IT products and services	70,686	6,285,399
Coherent, Inc.(a) Laser-based photonic products	22,205	3,823,479
Total		10,108,878
Internet Software & Services 12.0%
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	87,770	7,319,140
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	47,483	4,712,213
VeriSign, Inc.(a) Domain names and Internet security services	31,660	5,069,399
Total		17,100,752
IT Services 0.7%
GreenSky, Inc., Class A(a) Technology company	57,820	1,040,760
Software 5.2%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	40,108	7,487,362
Total Information Technology		35,737,752
Materials 5.3%
Chemicals 5.3%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	41,534	4,734,876
Orion Engineered Carbons SA Global supplier of Carbon Black	88,411	2,837,993
Total		7,572,869
Total Materials		7,572,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.4%
Equity Real Estate Investment Trusts (REITS) 5.4%
Coresite Realty Corp. Develops, owns & operates data centers	35,779	3,976,478
UMH Properties, Inc. Real estate investment trust	242,683	3,795,562
Total		7,772,040
Total Real Estate		7,772,040
Total Common Stocks (Cost: $100,439,107)		139,376,500

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	3,537,394	3,537,040
Total Money Market Funds (Cost: $3,537,040)		3,537,040
Total Investments in Securities (Cost $103,976,147)		142,913,540
Other Assets & Liabilities, Net		(117,808)
Net Assets		$142,795,732

2	Wanger Select | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger Select, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	11,267,963	(7,730,569)	3,537,394	—	—	9,449	3,537,040
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Wanger Select | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Wanger Select, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	26,512,558	—	—	—	26,512,558
Financials	22,130,263	—	—	—	22,130,263
Health Care	18,686,642	—	—	—	18,686,642
Industrials	20,964,376	—	—	—	20,964,376
Information Technology	35,737,752	—	—	—	35,737,752
Materials	7,572,869	—	—	—	7,572,869
Real Estate	7,772,040	—	—	—	7,772,040
Total Common Stocks	139,376,500	—	—	—	139,376,500
Money Market Funds	—	—	—	3,537,040	3,537,040
Total Investments in Securities	139,376,500	—	—	3,537,040	142,913,540
There were no transfers of financial assets between levels during the period.
4	Wanger Select | Quarterly Report 2018

Portfolio of Investments
Wanger International, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Australia 2.3%
carsales.com Ltd. Automotive & related industry websites	488,643	5,106,730
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	662,737	3,673,003
National Storage REIT Owns self storage facilities	2,686,865	3,245,137
Total		12,024,870
Belgium 0.7%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	45,857	3,548,599
Brazil 0.7%
Odontoprev SA Dental benefits company	622,800	1,973,936
Sul America SA Full service insurance company	261,700	1,681,573
Total		3,655,509
Cambodia 1.9%
NagaCorp Ltd. Leisure and tourism company	9,412,000	9,845,878
Canada 5.5%
AG Growth International, Inc. Manufacturer of Augers & Grain Handling Equipment	136,538	6,653,274
CAE, Inc. Training solutions based on simulation technology and integrated training services	362,204	7,352,602
CES Energy Solutions Corp. Oil and natural gas industry	662,737	2,185,778
Osisko Gold Royalties Ltd. Precious metal royalty and stream company	316,702	2,402,880
ShawCor Ltd. Energy services company	239,305	4,574,335
Winpak Ltd. Packaging materials and machines for the protection of perishables	138,496	5,108,156
Total		28,277,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Cayman Islands 2.0%
Gourmet Master Co., Ltd. Coffee & bakery cafes	335,960	2,881,841
Parade Technologies Ltd. Fabless semiconductor company	206,000	3,142,977
Silicon Motion Technology Corp., ADR Semiconductor products	47,269	2,538,345
Xiabuxiabu Catering Management China Holdings Co., Ltd. Chain of restaurants in China	1,218,500	1,801,991
Total		10,365,154
China 0.5%
Minth Group Ltd. Exterior automobile body parts	649,000	2,670,032
Denmark 2.9%
SimCorp AS Global provider of highly specialised software for the investment management industry	170,352	14,746,565
Finland 0.9%
Ahlstrom-Munksjo Oyj Industrial paper	231,354	4,432,126
France 1.0%
Akka Technologies High-technology engineering consulting services	68,920	4,993,223
Germany 7.7%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	86,281	4,566,049
CTS Eventim AG & Co. KGaA Online ticket sales	57,709	2,587,658
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	143,807	5,910,638
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	81,117	11,866,797
Norma Group SE Plastic and metal-based components and systems in connecting technology	67,965	4,344,039
Stroeer SE & Co. KGaA Digital multi-channel media company	80,403	4,596,650
Vapiano SE(a) Chain of restaurants	241,843	2,476,585
Wanger International | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Wanger International, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varta AG(a) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	102,766	3,379,044
Total		39,727,460
Hong Kong 1.6%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	235,700	2,408,579
Value Partners Group Ltd. Independent, value oriented asset management group	3,147,000	2,503,892
Vitasoy International Holdings Ltd. Food and beverages	992,000	3,382,931
Total		8,295,402
India 2.1%
Care Ratings Ltd. Credit rating services	219,494	3,594,856
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	242,620	3,908,527
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	826,856	3,470,811
Total		10,974,194
Indonesia 1.1%
PT Link Net Tbk High-speed internet connection through fiber optic lines	9,319,900	2,626,821
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	7,535,700	2,841,647
Total		5,468,468
Ireland 1.4%
UDG Healthcare PLC Commercialisation solutions for health care companies	831,918	7,378,812
Italy 3.2%
Brembo SpA Braking systems and components	697,375	9,133,276
Carel Industries SpA(a) Control solutions for HVAC and humidification systems	54,056	618,893
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	78,042	6,537,562
Total		16,289,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 23.7%
Aeon Credit Service Co., Ltd. Credit card company	200,200	4,146,323
Aeon Mall Co., Ltd. Large-scale shopping malls	316,600	5,435,291
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	172,800	6,981,063
Amano Corp. Electronic time recorders and information systems	126,000	2,632,757
Asahi Intecc Co., Ltd. Manufactures medical tools and stainless wire rope	106,800	4,656,980
Azbil Corp. Provides measurement and control technologies	161,528	3,512,304
cocokara fine, Inc. Drug chain stores	114,200	7,325,842
Daiseki Co., Ltd. Waste Disposal & Recycling	180,700	4,988,119
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	209,900	6,618,598
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	158,600	3,872,966
Istyle, Inc.(b) Cosmetics Review Portal & Retailer	279,500	3,312,712
KH Neochem Co., Ltd. Manufactures and sells petroleum chemical products	90,800	3,535,225
LIXIL VIVA Corp. Operates home center chain stores and retails home improvement products	241,000	3,730,200
Mandom Corp. Cosmetic products for men and women	176,100	5,595,747
Milbon Co., Ltd. Hair Products for Salons	70,600	3,236,816
Miura Co., Ltd. Industrial boilers and related equipment	139,600	4,325,054
MonotaRO Co., Ltd Machine tools, engine parts, and factory consumable goods	103,600	2,922,151
Nabtesco Corp. Aircraft and hydraulic products	82,700	2,198,831
Nakanishi, Inc. Dental Tools & Machinery	284,000	5,909,585
NSD Co., Ltd. Computer software development	57,500	1,276,670
OSG Corp. Manufactures machine tool equipment	156,400	3,560,945

2	Wanger International | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger International, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Persol Holdings Co., Ltd. Human resource solutions	119,000	2,792,994
SCSK Corp. IT services	52,700	2,489,614
Seiren Co., Ltd. Advertising services	395,300	6,700,248
Seria Co., Ltd. Operates 100 yen chain stores	172,800	6,104,992
Sohgo Security Services Co., Ltd. Around the clock security services	75,300	3,308,799
TechnoPro Holdings, Inc. Medical & electronic design and IT & software development	59,100	3,668,245
Ushio, Inc. Lamps and optical equipment	491,400	6,739,633
Total		121,578,704
Malta 1.6%
Unibet Group PLC Online gambling services	738,995	8,298,456
Mexico 0.7%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	17,564	3,602,903
Netherlands 1.2%
Aalberts Industries NV Industrial services and flow control systems	143,838	6,125,677
New Zealand 1.4%
Restaurant Brands New Zealand Ltd. Fast food restaurant chains	1,414,960	7,333,259
Norway 2.1%
Atea ASA Nordic and Baltic supplier of IT infrastructure	563,809	9,144,253
XXL ASA(b) Multi-sports retail store	343,647	1,771,278
Total		10,915,531
Poland 0.5%
KRUK SA Debt collection services	47,021	2,566,080
Russian Federation 0.7%
TCS Group Holding PLC, GDR Online retail financial services	203,630	3,767,155
Singapore 1.0%
Mapletree Commercial Trust Singapore-focused real estate investment trust	4,355,607	5,129,679
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.5%
Famous Brands Ltd.(a) Food and beverage company	447,249	3,127,620
PSG Group Ltd. Diversified financial services	281,372	4,556,470
Total		7,684,090
South Korea 4.1%
GS Retail Co., Ltd. Chain of retail stores	136,314	4,732,424
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	73,842	7,264,399
Korea Investment Holdings Co., Ltd. Financial holding company	71,455	4,899,806
Modetour Network, Inc. Travel services	174,959	3,966,780
Total		20,863,409
Spain 2.0%
Ence Energia y Celulosa SA Produces eucalyptus cellulose and renewable energy with forestry waste	282,000	2,864,892
Fluidra SA Irrigation and swimming pool equipment	184,782	2,763,291
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	707,809	4,396,641
Total		10,024,824
Sweden 2.9%
AddTech AB, Class B High-tech industrial components and systems	124,289	2,651,528
Byggmax Group AB Discount provider of building materials	185,582	759,042
NetEnt AB Develops and markets computer gaming software	810,353	3,285,671
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	317,939	8,378,301
Total		15,074,542

Wanger International | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Wanger International, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.4%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	650	3,109,588
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	28,622	5,681,236
Inficon Holding AG Vacuum instruments used to monitor and control production processes	10,157	5,190,275
Kardex AG Storage, warehouse and materials handling systems	21,980	3,731,270
Total		17,712,369
Taiwan 3.1%
Basso Industry Corp. Pneumatic nailers and staplers	2,258,000	3,975,424
Silergy Corp. High performance analog integrated circuits	236,000	4,251,107
Sinbon Electronics Co., Ltd. Cable, connectors & modems	1,139,000	3,176,137
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	260,395	4,567,143
Total		15,969,811
Thailand 1.5%
Beauty Community PCL Cosmetic and beauty products	6,548,900	2,451,032
Muangthai Leasing PCL, Foreign Registered Shares Commercial lending company	1,341,400	2,002,473
Tisco Financial Group PCL, Foreign Registered Shares Bank holding company	1,347,700	3,490,943
Total		7,944,448
Turkey 0.3%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	225,035	1,291,646
United Kingdom 9.8%
Ascential PLC Media and consultancy services	1,328,495	7,237,924
Assura PLC Primary healthcare property group	6,319,258	4,455,959
Domino’s Pizza Group PLC Pizza delivery stores	851,713	3,101,684
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	2,400,028	8,114,544
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC Private equity firm	393,437	5,589,584
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	41,679	5,166,946
Rightmove PLC Website that lists properties across Britain	1,245,460	7,645,898
Safestore Holdings PLC Self storage facilities	379,887	2,579,704
WH Smith PLC Retails books, magazines, newspapers, and periodicals	240,862	6,473,435
Total		50,365,678
United States 1.7%
Inter Parfums, Inc. Fragrances and related products	36,088	2,325,872
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	81,435	6,216,748
Total		8,542,620
Total Common Stocks (Cost: $415,092,209)		507,483,929

Securities Lending Collateral 0.5%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.950%(c),(d)	2,694,759	2,694,759
Total Securities Lending Collateral (Cost: $2,694,759)		2,694,759

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 2.112%(c),(e)	7,510,176	7,509,425
Total Money Market Funds (Cost: $7,509,425)		7,509,425
Total Investments in Securities (Cost: $425,296,393)		517,688,113
Obligation to Return Collateral for Securities Loaned		(2,694,759)
Other Assets & Liabilities, Net		(853,135)
Net Assets		$514,140,219

4	Wanger International | Quarterly Report 2018

Portfolio of Investments   (continued)
Wanger International, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $2,546,122.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	45,615,608	(38,105,432)	7,510,176	—	—	25,359	7,509,425
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Wanger Advisors Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Wanger International | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Wanger International, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	12,024,870	—	—	12,024,870
Belgium	—	3,548,599	—	—	3,548,599
Brazil	3,655,509	—	—	—	3,655,509
Cambodia	—	9,845,878	—	—	9,845,878
Canada	28,277,025	—	—	—	28,277,025
Cayman Islands	2,538,345	7,826,809	—	—	10,365,154
China	—	2,670,032	—	—	2,670,032
Denmark	—	14,746,565	—	—	14,746,565
Finland	—	4,432,126	—	—	4,432,126
France	—	4,993,223	—	—	4,993,223
Germany	—	39,727,460	—	—	39,727,460
Hong Kong	—	8,295,402	—	—	8,295,402
India	—	10,974,194	—	—	10,974,194
Indonesia	—	5,468,468	—	—	5,468,468
Ireland	—	7,378,812	—	—	7,378,812
Italy	—	16,289,731	—	—	16,289,731
Japan	—	121,578,704	—	—	121,578,704
Malta	—	8,298,456	—	—	8,298,456
Mexico	3,602,903	—	—	—	3,602,903
Netherlands	—	6,125,677	—	—	6,125,677
New Zealand	—	7,333,259	—	—	7,333,259
Norway	—	10,915,531	—	—	10,915,531
Poland	—	2,566,080	—	—	2,566,080
Russian Federation	—	3,767,155	—	—	3,767,155
Singapore	—	5,129,679	—	—	5,129,679
South Africa	—	7,684,090	—	—	7,684,090
South Korea	—	20,863,409	—	—	20,863,409
Spain	—	10,024,824	—	—	10,024,824
Sweden	—	15,074,542	—	—	15,074,542
Switzerland	—	17,712,369	—	—	17,712,369
Taiwan	—	15,969,811	—	—	15,969,811
Thailand	—	7,944,448	—	—	7,944,448
Turkey	—	1,291,646	—	—	1,291,646
United Kingdom	5,166,946	45,198,732	—	—	50,365,678
United States	8,542,620	—	—	—	8,542,620
Total Common Stocks	51,783,348	455,700,581	—	—	507,483,929
Securities Lending Collateral	2,694,759	—	—	—	2,694,759
Money Market Funds	—	—	—	7,509,425	7,509,425
Total Investments in Securities	54,478,107	455,700,581	—	7,509,425	517,688,113
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
6	Wanger International | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Alan Berkshire
Alan Berkshire, President and Principal Executive Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alan Berkshire
Alan Berkshire, President and Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	November 20, 2018